Postretirement Benefits (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Postretirement Benefits [Abstract]
Employment benefits and pension contribution	$ 1,325,312	$ 1,284,218	$ 1,301,315